Consolidated Balance Sheet (Parenthetical) - USD ($)	Mar. 31, 2017	Mar. 30, 2017	Dec. 31, 2016
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,000,000	4,000,000
Preferred stock, shares issued	4,000,000	4,000,000
Preferred stock, shares outstanding	4,000,000	4,000,000
Preferred stock, liquidation value	$ 4,000,000	$ 4,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	115,147,064	115,147,064	114,202,944
Common Stock, shares outstanding	115,147,064	115,147,064	114,202,944
Save on Transport Inc [Member]
Common stock, par value			$ 0.01
Common stock, shares authorized			10,000
Common stock, shares issued			10,000
Common Stock, shares outstanding			10,000